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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [  ]  is a restatement.
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leuthold Weeden Capital Management, LLC
Address: 100 North Sixth Street
         Suite 412A
         Minneapolis, MN  55403

Form 13F File Number:      028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Cragg
Title:    Managing Director
Phone:    (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg             Minneapolis, MN                    November 12, 2003
--------------------------------------------------------------------------------
David Cragg                                                          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                        0
                                               ------------------------

Form 13F Information Table Entry Total:                  97
                                               ------------------------

Form 13F Information Table Value Total:               $232,007
                                               ------------------------
                                                     (thousands)


List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE


       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

             Column 1:         Column 2:  Column 3:  Column 4:     Column 5:               Column 6:       Column 7:   Column 8:
          Name of Issuer    Title of Class  CUSIP      Value  Shares or Principal    Investment Discretion  Other      Voting
                                                    (x $1,000)       Amount                                Managers   Authority
---------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/  Put/ Sole  Shared-  Shared-          Sole  Shared None
                                                                         PRN  Call       Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fd III     COMMON    219925104        163    19,826  SH       SOLE                           19,826
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fund       COMMON    219914108        163    18,590  SH       SOLE                           18,590
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse High Yield Bd     COMMON    22544f103        136    29,234  SH       SOLE                           29,234
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus High Yield Strat Fd     COMMON    26200s101        159    31,954  SH       SOLE                           31,954
------------------------------------------------------------------------------------------------------------------------------------
Pacholder High Yield Fund       COMMON    693742108        170    20,142  SH       SOLE                           20,142
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt Co -A     COMMON    03748R101      2,895    73,547  SH       SOLE                           73,547
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities Inc       COMMON    053484101      3,305    70,609  SH       SOLE                           70,609
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc          COMMON    222795106      1,636    58,967  SH       SOLE                           58,967
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential              COMMON    29476L107      2,800    95,642  SH       SOLE                           95,642
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Tr      COMMON    32054K103      1,796    56,001  SH       SOLE                           56,001
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc     COMMON    421946104      1,798    56,228  SH       SOLE                           56,228
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc              COMMON    74460d109      3,416    87,069  SH       SOLE                           87,069
------------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                    COMMON    172474108      3,869   105,424  SH       SOLE                          105,424
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc         COMMON    209115104      3,720    91,264  SH       SOLE                           91,264
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company              COMMON    233331107      3,812   103,339  SH       SOLE                          103,339
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc             COMMON    743263105      3,961    89,087  SH       SOLE                           89,087
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc                 COMMON    872375100      4,214   304,951  SH       SOLE                          304,951
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc      COMMON    000886101      1,912   820,107  SH       SOLE                          820,107
------------------------------------------------------------------------------------------------------------------------------------
AES Corp                        COMMON    00130H105      2,820   380,031  SH       SOLE                          380,031
------------------------------------------------------------------------------------------------------------------------------------
ALCOA Inc                       COMMON    013817101      5,400   206,437  SH       SOLE                          206,437
------------------------------------------------------------------------------------------------------------------------------------
AVI Biopharma Inc               COMMON    002346104        616   119,085  SH       SOLE                          119,085
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.                      COMMON    013716105      2,676    69,953  SH       SOLE                           69,953
------------------------------------------------------------------------------------------------------------------------------------
Alcatel SA-Sponsored ADR        COMMON    013904305      8,478   716,670  SH       SOLE                          716,670
------------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc -Cl A              COMMON    020813101      1,936   104,110  SH       SOLE                          104,110
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical Part    COMMON    02886P109      3,870   123,391  SH       SOLE                          123,391
------------------------------------------------------------------------------------------------------------------------------------
Amgen                           COMMON    031162100      4,371    67,747  SH       SOLE                           67,747
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc      COMMON    032346108        581    20,534  SH       SOLE                           20,534
------------------------------------------------------------------------------------------------------------------------------------
Apex Silver Mines Ltd           COMMON    G04074103        382    28,525  SH       SOLE                           28,525
------------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation             COMMON    053893103      4,611   152,230  SH       SOLE                          152,230
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton ADR                COMMON    088606108      7,946   560,347  SH       SOLE                          560,347
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories               COMMON    068306109      4,196    61,511  SH       SOLE                           61,511
------------------------------------------------------------------------------------------------------------------------------------
Biopure Corp                    COMMON    09065h105        733   113,243  SH       SOLE                          113,243
------------------------------------------------------------------------------------------------------------------------------------
Biosite Inc                     COMMON    090945106      2,988   105,587  SH       SOLE                          105,587
------------------------------------------------------------------------------------------------------------------------------------
CLECO Corp                      COMMON    12561W105        859    52,545  SH       SOLE                           52,545
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc-Sp Adr                COMMON    138006309     11,384   233,652  SH       SOLE                          233,652
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp                    COMMON    151020104      7,324   169,152  SH       SOLE                          169,152
------------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.               COMMON    150921104      1,015    80,717  SH       SOLE                           80,717
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc           COMMON    150934107      1,084    95,761  SH       SOLE                           95,761
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                    COMMON    156782104      4,449   144,107  SH       SOLE                          144,107
------------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron-NY Shr    COMMON    167250109      1,379    50,769  SH       SOLE                           50,769
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   COMMON    17275R102      9,908   505,768  SH       SOLE                          505,768
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc      COMMON    229678107        403    37,141  SH       SOLE                           37,141
------------------------------------------------------------------------------------------------------------------------------------
DPL Inc                         COMMON    233293109      1,913   111,571  SH       SOLE                          111,571
------------------------------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp        COMMON    252450101      3,913   107,705  SH       SOLE                          107,705
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp                     COMMON    253752109        616    15,075  SH       SOLE                           15,075
------------------------------------------------------------------------------------------------------------------------------------
Dycom Industries Inc            COMMON    267475101      1,434    70,344  SH       SOLE                           70,344
------------------------------------------------------------------------------------------------------------------------------------
F5 Networks Inc                 COMMON    315616102      2,296   119,315  SH       SOLE                          119,315
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp (New)                COMMON    343412102      2,633    70,537  SH       SOLE                           70,537
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks                COMMON    35063R100     14,713   684,332  SH       SOLE                          684,332
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper B       COMMON    35671D857     12,150   367,078  SH       SOLE                          367,078
------------------------------------------------------------------------------------------------------------------------------------
Genesis Health Ventures         COMMON    37183F107      2,901   119,819  SH       SOLE                          119,819
------------------------------------------------------------------------------------------------------------------------------------
Genta Inc                       COMMON    37245m207        467    36,820  SH       SOLE                           36,820
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl Division    COMMON    372917104      3,769    81,389  SH       SOLE                           81,389
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems Inc      COMMON    37934a100      3,964   161,088  SH       SOLE                          161,088
------------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc.       COMMON    387328107      1,151    61,602  SH       SOLE                           61,602
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co                 COMMON    422704106      1,994   380,498  SH       SOLE                          380,498
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                      COMMON    437076102      7,210   226,380  SH       SOLE                          226,380
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                       COMMON    465823102      5,678   289,683  SH       SOLE                          289,683
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                       COMMON    453258402      9,498   342,259  SH       SOLE                          342,259
------------------------------------------------------------------------------------------------------------------------------------
Jacob's Engineering Group In    COMMON    469814107      2,545    56,427  SH       SOLE                           56,427
------------------------------------------------------------------------------------------------------------------------------------
Lowes Cos.                      COMMON    548661107      6,806   131,146  SH       SOLE                          131,146
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                     COMMON    583916101        865   146,677  SH       SOLE                          146,677
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                   COMMON    584699102      2,040    61,763  SH       SOLE                           61,763
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals      COMMON    599902103      4,279   276,968  SH       SOLE                          276,968
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc             COMMON    62855j104        367    32,318  SH       SOLE                           32,318
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications           COMMON    65332V103      7,711    32,318  SH       SOLE                           32,318
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                    COMMON    681904108      3,953   109,619  SH       SOLE                          109,619
------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc                       COMMON    682680103      1,263    62,614  SH       SOLE                           62,614
------------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Inc        COMMON    68554V108      2,280   240,228  SH       SOLE                          240,228
------------------------------------------------------------------------------------------------------------------------------------
PPL Corporation                 COMMON    69351T106      1,357    33,130  SH       SOLE                           33,130
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources Inc    COMMON    717125108      6,950   101,882  SH       SOLE                          101,882
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge                    COMMON    717265102      7,823   167,167  SH       SOLE                          167,167
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc            COMMON    74762E102      2,156   260,666  SH       SOLE                          260,666
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics               COMMON    74834L100      4,143    68,328  SH       SOLE                           68,328
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources Inc           COMMON    75952B105      2,821   551,000  SH       SOLE                          551,000
------------------------------------------------------------------------------------------------------------------------------------
Shaw Group Inc.                 COMMON    820280105      1,874   178,317  SH       SOLE                          178,317
------------------------------------------------------------------------------------------------------------------------------------
Sicor                           COMMON    825846108      4,340   224,761  SH       SOLE                          224,761
------------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp       COMMON    843611104      1,120    50,650  SH       SOLE                           50,650
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical -SP ADR     COMMON    881624209      6,897   120,582  SH       SOLE                          120,582
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp                COMMON    911684108      3,097   106,421  SH       SOLE                          106,421
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals Inc      COMMON    942683103      3,084    73,986  SH       SOLE                           73,986
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc                COMMON    969457100      2,541   269,726  SH       SOLE                          269,726
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                     COMMON    984121103      6,417   625,487  SH       SOLE                          625,487
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund               COMMON    044901106      1,960   163,898  SH       SOLE                          163,898
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers                     COMMON    04516T105      1,726   191,814  SH       SOLE                          191,814
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund                     COMMON    105759104      2,622   145,735  SH       SOLE                          145,735
------------------------------------------------------------------------------------------------------------------------------------
China Fund                      COMMON    169373107      2,495    94,903  SH       SOLE                           94,903
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund              COMMON    39167B102      4,914   357,385  SH       SOLE                          357,385
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia          COMMON    464286830        694   117,871  SH       SOLE                          117,871
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Singapore         COMMON    464286673      1,235   220,961  SH       SOLE                          220,961
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc                  COMMON    454089103      3,085   202,810  SH       SOLE                          202,810
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                      COMMON    500634100      3,926   252,982  SH       SOLE                          252,982
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific     COMMON    61744U106      3,618   380,072  SH       SOLE                          380,072
------------------------------------------------------------------------------------------------------------------------------------
Saffron Fund Inc                COMMON    78657r102        930   117,101  SH       SOLE                          117,101
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia                COMMON    811183102        840    72,590  SH       SOLE                           72,590
------------------------------------------------------------------------------------------------------------------------------------
Singapore Fund Inc              COMMON    82929L109        697   101,694  SH       SOLE                          101,694
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc                 COMMON    874036106      1,902   175,988  SH       SOLE                          175,988
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                  323,007
------------------------------------------------------------------------------------------------------------------------------------